Assets Held for Sale (Tables)	9 Months Ended
Sep. 30, 2024
Assets Held For Sale
Schedule of Assets Held for Sale	Assets held for sale consists of the following:
(in thousands)	September 30, 2024	December 31, 2023
Xepi® license	$4,600	$-
Less: Accumulated amortization	$(2,300)	$-
Assets held for sale	$2,300	$-